ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of trade and other payables [abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	March 31,	March 31,
	2025	2024
	$	$
Trade payables	2,006,918	541,311
Accrued liabilities	439,346	627,951
Flow-through share subscribers' income tax	427,000	-
Part XII.6 tax payable	93,000	-
Total accounts payable and accrued liabilities	2,966,264	1,169,262